Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2025
Statement of cash flows [abstract]
Summary Of Cash And Cash Equivalents Explanatory
39.1 Details of cash and cash equivalents as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Cash	￦	1,954,624	￦	2,074,714
Checks issued by other banks		124,366		134,454
Due from the Bank of Korea		14,372,352		17,332,054
Due from other financial institutions		13,417,769		15,235,655
Disposal group held for sale 1		—		5,858

		29,869,111		34,782,735

Due from financial institutions measured at fair value through profit or loss		59,838		64,437

		29,928,949		34,847,172

Deduction:
Restricted due from financial institutions 2		(4,338,818)		(4,843,682)
Due from financial institutions with original maturities over three months		(981,264)		(982,926)

		(5,320,082)		(5,826,608)

	￦	24,608,867	￦	29,020,564

1	The cash and deposits classified as a disposal group held for sale as of December 31, 2025 are included, as described in Note 18
2	Items meeting the definition of cash are excluded.

Disclosure Of Detailed Information About Due From Financial Institutions Explanatory
Items meeting the definition of cash among due from financial institutions with restriction to use as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)		Financial institutions	December 31, 2024		December 31, 2025
Due from financial institutions in Korean won	Due from the Bank of Korea	The Bank of Korea	￦	11,635,481	￦	13,939,438
	Due from others	Korea Development Bank and others		25,928		27,555
Due from financial institutions in foreign currencies	Due from banks in foreign currencies	Bank Indonesia and others		2,540,681		3,367,183

			￦	14,202,090	￦	17,334,176

Summary of others significant noncash transactions
39.2 Significant
non-cash
transactions for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023		2024		2025
Write-offs of loans	￦	1,757,920	￦	1,984,218	￦	2,308,709
Changes in accumulated other comprehensive income from valuation of financial instruments at fair value through other comprehensive income		3,346,010		1,216,436		(1,877,833)
Changes in accumulated other comprehensive income from valuation of investments in associates		24		165		2,018

Summary of cash flow supplemental disclosures table
39.3 Cash inflows and outflows from income tax, interest, and dividends for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	Activities	2023		2024		2025
Income tax paid	Operating	￦	2,189,111	￦	1,158,212	￦	1,171,542
Interest received	Operating		28,550,486		30,279,240		29,151,695
Interest paid	Operating		13,119,057		15,354,968		14,044,238
Dividends received	Operating		330,350		482,012		610,307
Dividends paid	Financing		1,336,816		1,686,777		1,504,682

Summary of reconciliation of liabilities arising from financing activities
39.4 Changes in liabilities arising from financing activities for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)
	2024
					Non-cash changes
	Beginning		Net cash flows		Acquisition (disposal)		Exchange differences		Changes in fair value		Subsidiaries		Others		Ending
Derivatives held for hedging*	￦	(93,003)	￦	(216,883)	￦	—	￦	(238,486)	￦	(128,072)	￦	—	￦	314,589	￦	(361,855)
Borrowings and debentures		138,760,229		825,087		—		4,045,394		39,945		(22,909)		600,523		144,248,269
Due to trust accounts		8,142,102		89,900		—		—		—		—		—		8,232,002
Others		1,149,587		(339,514)		630,785		—		—		—		107,777		1,548,635

	￦	147,958,915	￦	358,590	￦	630,785	￦	3,806,908	￦	(88,127)	￦	(22,909)	￦	1,022,889	￦	153,667,051

(In millions of Korean won)
	2025
					Non-cash changes
	Beginning		Net cash flows		Acquisition (disposal)		Exchange differences		Changes in fair value		Subsidiaries		Others		Ending
Derivatives held for hedging*	￦	(361,855)	￦	(276,837)	￦	—	￦	(24,485)	￦	(58,683)	￦	—	￦	961,561	￦	239,701
Borrowings and debentures		144,248,269		7,603,382		—		(534,276)		21,484		(269,727)		(291,467)		150,777,665
Due to trust accounts		8,232,002		2,905,896		—		—		—		—		—		11,137,898
Others		1,548,635		(620,139)		136,693		—		—		—		133,240		1,198,429

	￦	153,667,051	￦	9,612,302	￦	136,693	￦	(558,761)	￦	(37,199)	￦	(269,727)	￦	803,334	￦	163,353,693

*	Derivatives held for hedging purposes are the net amount after offsetting liabilities and assets.